1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Inventory (Policies)	12 Months Ended
Mar. 31, 2017
Policies
Inventory

Inventory

Inventory is valued at the lower of cost or market and consists primarily of console units and single-use treatment catheters. Current inventory of catheters and consoles consist of the direct costs of acquiring the inventory from vendors. Certain non-current inventory of console units, which were originally held for sale, were classified as property & equipment during the year ended March 31, 2016 as the Company began using the console units in operations.  The carrying amount was adjusted prior to the transfer of the assets for any depreciation expense that would have been recognized since acquisition had the asset been classified as held for sale.  The Company recognized a loss on impairment of long-lived assets in other income (expense) of the statement of operations and comprehensive loss in the amount of $99,020, during the year ended March 31, 2016, related to this transaction.

Inventory is relieved using the first-in, first-out method and consists of the following at March 31, 2017 and March 31, 2016.

	March 31, 2017	March 31, 2016
Finished Goods – Catheters	$ 101,181	$ 62,554